PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 98.0%
Common Stocks
Aerospace & Defense 0.4%
Curtiss-Wright Corp.	68,651	$6,129,161
Banks 5.4%
Ameris Bancorp	474,923	11,203,434
BankUnited, Inc.	1,072,133	21,710,693
East West Bancorp, Inc.(a)	406,894	14,745,838
Enterprise Financial Services Corp.	89,704	2,791,588
First Foundation, Inc.	198,964	3,251,072
Pinnacle Financial Partners, Inc.(a)	395,114	16,590,837
Seacoast Banking Corp. of Florida*(a)	229,337	4,678,475
Wintrust Financial Corp.(a)	295,087	12,871,695
		87,843,632
Biotechnology 6.3%
Agios Pharmaceuticals, Inc.*(a)	149,360	7,987,773
Amicus Therapeutics, Inc.*	1,118,897	16,872,967
Apellis Pharmaceuticals, Inc.*(a)	263,022	8,590,299
Argenx SE (Netherlands), ADR*	68,839	15,504,608
Emergent BioSolutions, Inc.*(a)	172,230	13,619,948
Immunomedics, Inc.*(a)	395,918	14,031,334
Mirati Therapeutics, Inc.*(a)	82,732	9,445,512
Natera, Inc.*(a)	207,540	10,347,944
Turning Point Therapeutics, Inc.*(a)	102,286	6,606,653
		103,007,038
Building Products 0.2%
Armstrong World Industries, Inc.	32,518	2,535,103
Capital Markets 4.7%
Ares Management Corp. (Class A Stock)	219,067	8,696,960
Assetmark Financial Holdings, Inc.*(a)	287,861	7,855,727
Brightsphere Investment Group, Inc.	1,728,735	21,540,038
Focus Financial Partners, Inc. (Class A Stock)*(a)	287,909	9,515,392
Lazard Ltd. (Class A Stock)	536,863	15,370,388
Moelis & Co. (Class A Stock)(a)	462,299	14,405,237
		77,383,742
Chemicals 1.5%
PolyOne Corp.	932,981	24,472,092

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies 2.9%
GFL Environmental, Inc. (Canada)(a)	962,249	$18,061,414
Harsco Corp.*(a)	664,369	8,975,625
Healthcare Services Group, Inc.(a)	120,651	2,951,123
Mobile Mini, Inc.	580,830	17,134,485
		47,122,647
Construction & Engineering 3.0%
Construction Partners, Inc. (Class A Stock)*(a)	143,839	2,554,581
Great Lakes Dredge & Dock Corp.*	2,041,312	18,902,549
Quanta Services, Inc.	689,397	27,045,044
		48,502,174
Construction Materials 1.5%
Summit Materials, Inc. (Class A Stock)*(a)	1,504,679	24,195,238
Containers & Packaging 0.8%
Crown Holdings, Inc.*	193,719	12,616,919
Diversified Telecommunication Services 0.4%
Bandwidth, Inc. (Class A Stock)*(a)	50,677	6,435,979
Electric Utilities 1.6%
Alliant Energy Corp.	309,363	14,799,926
PNM Resources, Inc.(a)	290,824	11,179,275
		25,979,201
Electronic Equipment, Instruments & Components 1.8%
CDW Corp.	156,188	18,145,922
Littelfuse, Inc.(a)	30,240	5,159,851
nLight, Inc.*(a)	277,870	6,185,386
		29,491,159
Equity Real Estate Investment Trusts (REITs) 6.6%
American Campus Communities, Inc.	175,328	6,129,467
Columbia Property Trust, Inc.(a)	384,983	5,058,677
Cousins Properties, Inc.	668,323	19,936,075
Douglas Emmett, Inc.	294,903	9,041,726
Gaming & Leisure Properties, Inc.	753,175	26,059,867
National Storage Affiliates Trust	72,600	2,080,716
Physicians Realty Trust	471,340	8,257,877

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
QTS Realty Trust, Inc. (Class A Stock)(a)	339,964	$21,788,293
Retail Opportunity Investments Corp.	871,550	9,874,661
		108,227,359
Food & Staples Retailing 3.3%
BJ’s Wholesale Club Holdings, Inc.*(a)	422,346	15,740,835
Performance Food Group Co.*	831,768	24,237,720
Sprouts Farmers Market, Inc.*(a)	538,686	13,784,975
		53,763,530
Food Products 2.1%
Adecoagro SA (Brazil)*	1,912,680	8,301,031
Darling Ingredients, Inc.*(a)	1,058,673	26,064,530
		34,365,561
Health Care Equipment & Supplies 2.7%
Hill-Rom Holdings, Inc.	158,795	17,432,515
Inari Medical, Inc.*	11,508	557,448
Integra LifeSciences Holdings Corp.*(a)	197,532	9,282,029
Silk Road Medical, Inc.*	383,160	16,050,572
		43,322,564
Health Care Providers & Services 2.4%
Acadia Healthcare Co., Inc.*(a)	389,720	9,789,767
Guardant Health, Inc.*(a)	111,040	9,008,675
Molina Healthcare, Inc.*	117,493	20,911,404
		39,709,846
Health Care Technology 0.7%
Change Healthcare, Inc.*	519,171	5,814,715
Livongo Health, Inc.*(a)	71,062	5,343,152
		11,157,867
Hotels, Restaurants & Leisure 3.2%
Aramark	101,912	2,300,154
Jack in the Box, Inc.	210,787	15,617,209
Penn National Gaming, Inc.*(a)	418,422	12,778,608

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Planet Fitness, Inc. (Class A Stock)*	154,029	$9,329,536
Vail Resorts, Inc.(a)	68,585	12,492,758
		52,518,265
Independent Power & Renewable Electricity Producers 1.4%
NextEra Energy Partners LP	454,059	23,284,146
Insurance 3.2%
Alleghany Corp.	17,965	8,787,400
Axis Capital Holdings Ltd.	273,836	11,106,788
Brighthouse Financial, Inc.*(a)	398,643	11,090,248
ProSight Global, Inc.*	302,208	2,689,651
RenaissanceRe Holdings Ltd. (Bermuda)(a)	84,522	14,455,798
Selectquote, Inc.*(a)	187,860	4,758,494
		52,888,379
Interactive Media & Services 0.6%
Pinterest, Inc. (Class A Stock)*(a)	444,843	9,862,169
Internet & Direct Marketing Retail 1.5%
Chewy, Inc. (Class A Stock)*(a)	189,870	8,485,290
Etsy, Inc.*(a)	155,810	16,551,697
		25,036,987
IT Services 0.7%
LiveRamp Holdings, Inc.*(a)	101,409	4,306,840
Shift4 Payments, Inc. (Class A Stock)*	211,365	7,503,458
		11,810,298
Leisure Products 0.5%
Brunswick Corp.(a)	131,727	8,431,845
Life Sciences Tools & Services 2.4%
10X Genomics, Inc. (Class A Stock)*	38,756	3,461,299
Avantor, Inc.*(a)	1,060,948	18,036,116
PPD, Inc.*(a)	409,809	10,982,881
Syneos Health, Inc.*(a)	129,145	7,522,696
		40,002,992

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery 3.3%
Kennametal, Inc.(a)	116,959	$3,357,893
Nordson Corp.(a)	29,994	5,690,162
Pentair PLC	345,730	13,134,283
Rexnord Corp.	918,402	26,771,418
Westinghouse Air Brake Technologies Corp.(a)	82,036	4,722,812
		53,676,568
Media 0.8%
Cardlytics, Inc.*(a)	177,403	12,414,662
Metals & Mining 1.8%
Agnico Eagle Mines Ltd. (Canada)(a)	262,741	16,831,189
Royal Gold, Inc.	100,642	12,511,813
		29,343,002
Mortgage Real Estate Investment Trusts (REITs) 0.4%
Starwood Property Trust, Inc.	479,756	7,177,150
Oil, Gas & Consumable Fuels 1.6%
WPX Energy, Inc.*(a)	3,975,867	25,366,031
Pharmaceuticals 3.6%
Catalent, Inc.*	182,122	13,349,543
Horizon Therapeutics PLC*(a)	632,268	35,141,455
Revance Therapeutics, Inc.*(a)	457,156	11,163,750
		59,654,748
Professional Services 0.8%
Korn Ferry	429,891	13,210,550
Real Estate Management & Development 0.5%
Howard Hughes Corp. (The)*(a)	163,771	8,507,903
Road & Rail 3.1%
J.B. Hunt Transport Services, Inc.(a)	91,040	10,955,754
Saia, Inc.*(a)	304,253	33,826,848
TFI International, Inc. (Canada)	175,147	6,208,961
		50,991,563

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 6.4%
Brooks Automation, Inc.(a)	443,662	$19,627,607
Lattice Semiconductor Corp.*(a)	306,776	8,709,371
Marvell Technology Group Ltd.(a)	624,038	21,878,772
Monolithic Power Systems, Inc.	88,755	21,034,935
ON Semiconductor Corp.*	591,105	11,715,701
Tower Semiconductor Ltd. (Israel)*	654,355	12,491,637
Universal Display Corp.(a)	61,438	9,192,353
		104,650,376
Software 9.2%
Appfolio, Inc. (Class A Stock)*(a)	58,589	9,533,016
Avalara, Inc.*(a)	189,708	25,248,238
CyberArk Software Ltd.*(a)	171,066	16,981,722
Everbridge, Inc.*(a)	91,971	12,725,108
Five9, Inc.*(a)	72,544	8,028,444
Globant SA (Argentina)*(a)	54,238	8,127,564
HubSpot, Inc.*(a)	165,296	37,084,158
Paycom Software, Inc.*(a)	16,012	4,959,397
Pluralsight, Inc. (Class A Stock)*(a)	196,464	3,546,175
Q2 Holdings, Inc.*(a)	17,369	1,490,086
Trade Desk, Inc. (The) (Class A Stock)*(a)	13,677	5,559,700
Varonis Systems, Inc.*(a)	186,862	16,533,550
		149,817,158
Specialty Retail 3.9%
Boot Barn Holdings, Inc.*(a)	178,778	3,854,454
Burlington Stores, Inc.*(a)	115,744	22,793,466
Five Below, Inc.*(a)	223,665	23,912,025
Vroom, Inc.*	260,160	13,564,742
		64,124,687
Textiles, Apparel & Luxury Goods 0.1%
Kontoor Brands, Inc.	62,348	1,110,418
Thrifts & Mortgage Finance 0.2%
WSFS Financial Corp.	111,130	3,189,431

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Water Utilities 0.5%
Essential Utilities, Inc.	190,191	$8,033,668

Total Long-Term Investments (cost $1,364,204,906)		1,601,363,808

Short-Term Investments 35.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	28,408,856	28,408,856
PGIM Institutional Money Market Fund (cost $555,518,022; includes $555,328,917 of cash collateral for securities on loan)(b)(w)	555,720,463	555,720,463

Total Short-Term Investments (cost $583,926,878)		584,129,319

TOTAL INVESTMENTS 133.7% (cost $1,948,131,784)		2,185,493,127
Liabilities in excess of other assets (33.7)%		(550,588,339)

Net Assets 100.0%		$1,634,904,788

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $553,257,245; cash collateral of $555,328,917 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).